PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, net
Property and equipment, gross	$ 1,062,400	$ 1,004,680	$ 195,738
Less: Accumulated depreciation	(294,477)	(225,447)	(41,241)
Property and equipment, net	767,923	779,233	154,497
Office Equipment/Computer [Member]
Property and Equipment, net
Property and equipment, gross	113,769	113,769	18,863
Prototype Vehicle [Member]
Property and Equipment, net
Property and equipment, gross	615,945	615,945	95,669
Equipment and tools [Member]
Property and Equipment, net
Property and equipment, gross	$ 332,686	$ 274,966	$ 81,206